Share-based payments - Exercise price range of stock options (Details)	9 Months Ended
	May 31, 2026 shares $ / shares	Aug. 31, 2025 shares	Aug. 31, 2024 shares
Share-based payments
Number of options outstanding | shares	23	27	40
Exercise Price 264.40
Share-based payments
Exercise price range	$ 2,644
Number of options outstanding | shares	5
Weighted average grant date fair value	$ 2,644
Weighted average remaining contractual life (years)	4 years 1 month 24 days
Exercisable options | shares	2
Exercise Price 41,040.00 To 185,220.00
Share-based payments
Number of options outstanding | shares	2
Weighted average grant date fair value	$ 1,131,300
Weighted average remaining contractual life (years)	2 years 7 months 13 days
Exercisable options | shares	2
Exercise Price 41,040.00 To 185,220.00 | Minimum
Share-based payments
Exercise price range	$ 410,400
Exercise Price 41,040.00 To 185,220.00 | Maximum
Share-based payments
Exercise price range	$ 1,852,200
Exercise Price 227,340.00 To 243,540.00
Share-based payments
Number of options outstanding | shares	16
Weighted average grant date fair value	$ 2,338,200
Weighted average remaining contractual life (years)	2 years 1 month 20 days
Exercisable options | shares	16
Exercise Price 227,340.00 To 243,540.00 | Minimum
Share-based payments
Exercise price range	$ 2,273,400
Exercise Price 227,340.00 To 243,540.00 | Maximum
Share-based payments
Exercise price range	$ 2,435,400